LEASES	12 Months Ended
Dec. 31, 2023
Lessor Disclosure [Abstract]
LEASES
NOTE 5 - LEASES:

The Company leases offices and vehicles under operating leases. For leases with terms greater than 12 months, the Company records right of use assets and lease liabilities at the present value of lease payments over the leases term.

Offices
The Company leases office spaces and research and development facilities under several agreements. These agreements are linked to the change in the Israeli consumer price index and were to expire in December 2023. In June 2023, the Company signed on extension to the office lease agreement, for the period starting January 1, 2024 for an additional period of two years, with an option to extend the agreement for another two years, meaning a maximum extension period of four years. These agreements are classified as operating leases and are presented under operating lease right-of-use assets and operating leases liabilities. A restricted deposit of $116 has been deposited in order to secure the agreement.

Vehicles
The Company has entered into operating lease agreements for vehicles used by its employees for a period of 3 years. These contracts are classified as operating leases and presented under operating lease right-of-use assets and operating leases liabilities.

Lease Position

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet:

	As of December 31,
	2022	2023

Assets
Operating Leases
Operating lease right-of-use assets	876	1,721

Liabilities
Current liabilities
Current maturities of operating leases	718	447
Long-term liabilities
Non-current operating leases	54	1,206

Weighted Average Remaining Lease Term
Operating leases	0.45	3.73
Weighted Average Discount Rate
Operating leases	6.11%	13.3%

Lease Costs

The table below presents certain information related to lease costs of operating leases:

	Year Ended December 31,
	2022	2023
Operating lease cost:	797	745

The table below presents supplemental cash flow information related to leases:

	Year Ended December 31,
	2022	2023
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	989	799

Undiscounted Cash Flows

The table below reconciles the undiscounted cash flows under leases as of December 31, 2023 were as follows:

Operating Leases
For the year ending December 31,
2024	592
2025	539
2026 and thereafter	912
Total minimum lease payments	2,043

Less: amount of lease payments representing interest	(390)
Present value of future minimum lease payments	1,653
Less: Current maturities of operating leases	447
Long-term operating leases liabilities	1,206